Income taxes - Summary of Net Deferred Income Tax Liability (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	CAD 14	CAD 266
Provision (Recovery) in Income	(13)	(252)
Recognized in Property, Plant and Equipment	(1)
Ending Balance		14
PP&E [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	668	1,129
Provision (Recovery) in Income	(53)	(461)
Recognized in Property, Plant and Equipment	(1)
Ending Balance	614	668
Risk Management [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(40)	12
Provision (Recovery) in Income	5	(52)
Ending Balance	(35)	(40)
Decommissioning liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(69)	(107)
Provision (Recovery) in Income	23	38
Ending Balance	(46)	(69)
Share-based Compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(4)	(2)
Provision (Recovery) in Income	3	(2)
Ending Balance	(1)	(4)
Non-capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(541)	(766)
Provision (Recovery) in Income	9	225
Ending Balance	CAD (532)	CAD (541)